INVESTMENT (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 03, 2025	Jun. 03, 2024	May 31, 2025	Feb. 28, 2025	Feb. 29, 2024	Dec. 23, 2022
Convertible note receivable		$ 50,000
Stock split description				10 :1 split
Stile price				$ 0.80
Purchase of investment			$ 50,000
Investments at cost			$ 100,000
Purchase of investment				$ 50,000
Common Stock [Member]
Convertible note receivable	15,000		685,000,000	194,065,933
Convertible note receivable				1,500
Warrant [Member]
Convertible note receivable	165,000
Convertible note receivable				16,500
Series A Preferred Stock [Member]
Convertible note receivable	1,770,840
Convertible note receivable				177,084
Simple Agreement for future equity [Member]
Equity investment						$ 50,000